May 1, 2025
Lazard Retirement Series Prospectus

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small Cap Equity Select Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

Lazard Retirement Emerging Markets Equity Portfolio 2

Lazard Retirement Global Dynamic Multi-Asset Portfolio 8

Lazard Retirement International Equity Portfolio 15

Lazard Retirement US Small Cap Equity Select Portfolio 19

Additional Information about the Portfolios 23

Carefully review this important section for information on the Portfolios’ investment objectives, fees and past performance and a summary of the Portfolios’ principal investment strategies and risks.
Investment Strategies and Investment Risks 24 Investment Strategies 24 Investment Risks 29 Glossary—Investment Risks 30	Review this section for additional information on the Portfolios’ investment strategies and risks.
Fund Management 41 Investment Manager 41 Portfolio Management 41 Biographical Information of Portfolio Management Team 42 Administrator and Custodian 43 Transfer Agent 43 Distributor 43	Review this section for details on the people and organizations who oversee the Portfolios.
Account Policies 44 Buying Shares 44 Market Timing/Excessive Trading 44 Calculation of Net Asset Value 45 Distribution and Servicing Arrangements 45 Selling Shares 46 Dividends, Distributions and Taxes 46	Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
Financial Highlights 48	Review this section for recent financial information.
Back Cover	Where to learn more about the Portfolios.

Lazard Retirement Series Summary Section

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc., but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.16%	.16%
Total Annual Portfolio Operating Expenses	1.41%	1.16%
Fee Waiver and/or Expense Reimbursement[1]	.01%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% and 1.15% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 143	$ 445	$ 770	$ 1,690
Investor Shares	$ 117	$ 367	$ 637	$ 1,408

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Country Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country. There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Moreover, strained relations, border disputes or other conflict between China and neighboring countries could adversely affect the Chinese economy.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission, the Public Company Accounting Oversight Board or other United States regulators. If any of these or similar risks or developments materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. A decline or worsening in diplomatic or other relations between the US and China could increase the risks associated with the VIE structure.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the financials sector, and the Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	24.22%

Worst Quarter:
2020, Q1	-30.50%

Average Annual Total Returns
(for the periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	10 Years
Service Shares	11/04/1997	7.43%	3.03%	3.26%

Investor Shares	05/01/2006	7.68%	3.29%	3.52%

MSCI Emerging Markets Index		7.50%	1.70%	3.64%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

James Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group, has been with the Portfolio since November 2001.

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, has been with the Portfolio since May 2007.

Ganesh Ramachandran, portfolio manager/analyst on the Investment Manager’s Emerging Income and Emerging Markets Equity teams, has been with the Portfolio since July 2020.

Monika Shrestha, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since December 2014.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 23.

Lazard Retirement Series Summary Section

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.16%	.72%
Total Annual Portfolio Operating Expenses	1.16%	1.47%
Fee Waiver and/or Expense Reimbursement[2]	.11%	.57%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	.90%

1 Restated to reflect current management fees.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 for Service Shares and until May 1, 2035 for Investor Shares, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .90% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 107	$ 358	$ 628	$ 1,399
Investor Shares	$ 92	$ 409	$ 749	$ 1,708

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

• invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

• invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy

• invest in securities of companies of any size or market capitalization

• invest in debt securities of any maturity or duration

• invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings) (“junk bonds”) or securities that are unrated

• enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk: The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Volatility Management Risk: While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Value Investing and Growth Investing Risks: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Quantitative Model Risk: A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”) limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk: The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi-Asset Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2023, Q4	9.41%

Worst Quarter:
2020, Q1	-15.38%

Average Annual Total Returns
(for the periods ended December 31, 2024)

The GDMA Index shown in the table is an unmanaged index created by the Investment Manager and is a 50/50 blend of the MSCI World Index and the Bloomberg Barclays Global Aggregate® Index.

	Inception Date	1 Year	5 Years	10 Years
Service Shares	04/30/2012	8.60%	2.33%	4.35%

Investor Shares	12/31/2018	8.65%	2.48%	N/A

MSCI World Index		18.67%	11.17%	9.95%
(reflects no deduction for fees, expenses or taxes)

GDMA Index		8.12%	4.66%	5.17%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since May 2013.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since January 2024.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since May 2020.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 23.

Lazard Retirement Series Summary Section

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.20%	.20%[1]
Total Annual Portfolio Operating Expenses	1.20%	.95%
Fee Waiver and/or Expense Reimbursement[2]	.10%	.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	.85%

1 Based on estimated amounts for the current fiscal year, using amounts for Service Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .85% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 112	$ 371	$ 650	$ 1,446
Investor Shares	$ 87	$ 293	$ 516	$ 1,157

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $3.6 billion to $324.3 billion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Calendar Years ended December 31

Best Quarter:
2022, Q4	15.55%

Worst Quarter:
2020, Q1	-23.24%

Average Annual Total Returns
(for the periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	10 Years
Service Shares	09/01/1998	5.63%	3.57%	3.99%

MSCI EAFE Index		3.82%	4.73%	5.20%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since November 2005.

Giles Edwards, portfolio manager/analyst on various of the Investment Manager’s International teams, has been with the Portfolio since May 2019.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Paul Selvey-Clinton, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since February 2022.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 23.

Lazard Retirement Series Summary Section

Lazard Retirement US Small Cap Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.35%	.35%[1]
Total Annual Portfolio Operating Expenses	1.35%	1.15%
Fee Waiver and/or Expense Reimbursement[2]	.25%	.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	.95%

1 Based on estimated amounts for the current fiscal year, using amounts for Service Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .95% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 112	$ 403	$ 715	$ 1,602
Investor Shares	$ 97	$ 346	$ 614	$ 1,380

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement US Small Cap Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2023, certain changes were made to the Portfolio’s principal investments strategies, including removing mid-capitalization companies from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2023 relates only to the Portfolio’s prior principal investment strategies. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Calendar Years ended December 31

Best Quarter:
2020, Q4	23.82%

Worst Quarter:
2020, Q1	-30.98%

Average Annual Total Returns
(for the periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	10 Years
Service Shares	11/04/1997	11.12%	5.74%	6.73%

Russell 3000 Index		23.81%	13.86%	12.55%
(reflects no deduction for fees, expenses or taxes)

Russell 2000 Index		11.54%	7.40%	7.82%
(reflects no deduction for fees, expenses or taxes)

Russell 2500 Index		12.00%	8.77%	8.85%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since December 2023.

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since December 2023.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2014.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 23.

Lazard Retirement Series Additional Information about the Portfolios

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in a Portfolio through a separate account.

Financial Intermediary Compensation
Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolios and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of a Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including a Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend a Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

Lazard Retirement Series Investment Strategies and Investment Risks

Overview

Lazard Retirement Series, Inc. (the “Fund”) consists of nineteen separate Portfolios, four of which are described in this Prospectus.

Each Portfolio has its own investment objective, strategies, and risk/return and expense profile. There is no guarantee that any Portfolio will achieve its investment objective. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio other than Lazard Retirement Global Dynamic Multi-Asset Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective for Lazard Retirement Global Dynamic Multi-Asset Portfolio is total return. The investment objective for each of the other Portfolios is long-term capital appreciation. Each Portfolio’s investment objective may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of each Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolios are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (the “Policies” and each, a “Policy”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all Portfolios or share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement Emerging Markets Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions. The Portfolio may invest in securities of companies across the capitalization spectrum, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies. Quantitative analysis includes statistical analysis of portfolio risks and performance characteristics, factor dependencies and trading tendencies. Qualitative analysis includes analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

The Investment Manager engages in fundamental analysis (including credit analysis) while taking into account macroeconomic and other considerations in selecting investment opportunities. The allocation among the Investment Manager’s strategies may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions, and at any given time the Portfolio’s assets may not be allocated to all strategies. The investment philosophy employed for the Portfolio is based on an understanding that the current economic environment can be coupled with research into the drivers of (and risks to) outperformance in the strategies in which the Portfolio invests to create a blend of strategies aligned with the economic cycle.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

• invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

• invest in ETFs, generally those that pursue a passive index-based strategy

• invest in securities of companies of any size or market capitalization

• invest in debt securities of any maturity or duration

• invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings) (“junk bonds”) or securities that are unrated

• enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Debt securities in which the Portfolio may invest (as a consequence of allocating its assets among various of the Investment Manager’s investment strategies) include debt securities issued or guaranteed by governments, government agencies or supranational bodies or US and non-US companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds (“junk bonds”), convertible securities, commercial paper, collateralized debt obligations (“CDOs”), short- and medium-term obligations and other fixed-income obligations.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

The Portfolio considers a company or issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard Retirement International Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $3.6 billion to $324.3 billion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Retirement US Small Cap Equity Select Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025). Because “small cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Investment Risks

You should be aware that the Portfolios:

• are not bank deposits

• are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

• are not guaranteed to achieve their stated goals

The Portfolios also are subject to the investment risks listed in the tables below. Principal risks of each Portfolio are those risks indicated in the Portfolio’s summary section. For a description of the risks listed in the tables, please see “Glossary—Investment Risks” immediately following the tables. See also the Portfolios’ Statement of Additional Information (“SAI”) for information on certain other investments in which the Portfolios may invest and other investment techniques in which the Portfolios may engage from time to time and related risks.

	Retirement Emerging Markets Equity Portfolio	Retirement Global Dynamic Multi-Asset Portfolio	Retirement International Equity Portfolio	Retirement US Small-Mid Cap Equity Portfolio
Allocation Risk		✓
CDO Risk		✓
Convertible Securities Risk		✓
Country Risk	✓
Cybersecurity Risk	✓	✓	✓	✓
Depositary Receipts Risk	✓	✓	✓	✓
Derivatives and Hedging Risk	✓	✓	✓	✓
Emerging Market Risk	✓	✓	✓
ESG Integration Risk	✓		✓	✓
ETF Risk	✓	✓	✓	✓
Fixed-Income and Debt Securities Risk		✓
Foreign Currency Risk	✓	✓	✓	✓
Growth Investing Risk		✓
High Portfolio Turnover Risk		✓
IPO Shares Risk	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓
Large Cap Companies Risk	✓	✓	✓
Liquidity Risk	✓	✓
Market Risk	✓	✓	✓	✓
Non-US Securities Risk	✓	✓	✓	✓
Other Equity Securities Risk	✓		✓	✓
Quantitative Model Risk		✓
Repurchase Agreements Risk	✓	✓	✓	✓
Sector Risk	✓
Securities Selection Risk	✓	✓	✓	✓
Small and Mid Cap Companies Risk	✓	✓	✓	✓
Sovereign Debt Risk		✓

	Retirement Emerging Markets Equity Portfolio	Retirement Global Dynamic Multi-Asset Portfolio	Retirement International Equity Portfolio	Retirement US Small-Mid Cap Equity Portfolio
Structured Products Risk		✓
Value Investing Risk	✓	✓	✓	✓
Volatility Management Risk		✓

Glossary—Investment Risks

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

CDO Risk. CDOs are securitized interests in pools of—generally non-mortgage—assets. Assets called collateral usually are comprised of loans or other debt instruments. A CDO may be called a collateralized loan obligation or collateralized bond obligation if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Convertible Securities Risk. The market value of convertible securities generally performs like that of nonconvertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. If there is a decline, or perceived decline, in the credit quality of a convertible security, the security’s value could fall, potentially lowering the Portfolio’s share price. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Country Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China.

The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Economic reform programs in China have contributed to growth, but there is no guarantee that such reforms will continue. Reduced spending on Chinese products and services, which may result in substantial price reductions of goods and services and possible failure of individual companies and/or large segments of China’s export industry; institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the US or other countries; or a downturn in any of the economies of China’s key trading partners, may have an adverse impact on the Chinese economy. China has experienced security concerns, such as terrorism and strained international relations, and China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). As a result of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China, some Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements with the Chinese company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the Chinese company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors, such as a Portfolio. This arrangement allows non-Chinese investors in the offshore company to obtain economic exposure to the Chinese company without direct equity ownership in the Chinese company.

Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. There is a risk that China may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying Chinese company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the Chinese company may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the Chinese company may conflict with the interests of the investors of the offshore company. Similarly, the fiduciary duties of the officers and directors of the Chinese company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. The VIE structure generally restricts a fund’s ability to influence the Chinese company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from the Chinese company’s earnings. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other United States regulators. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities could take positions that result in increased tax liabilities. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolio could incur significant losses with no recourse available.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is not subject to individual investment quotas but market-wide daily and aggregate investment quotas apply to all Stock Connect participants. Once a daily quota limit is reached, orders to purchase additional China A-Shares of such issuance through Stock Connect will be rejected. Once such daily quotas are used up, acceptance of the corresponding buy orders will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. Such quotas, which are subject to change from time to time, may restrict or preclude a Portfolio from investing in China A-Shares on a timely basis, which could affect the Portfolio’s ability to effectively pursue its investment strategy. Further, an investor cannot purchase and sell the same security on the same trading day, which may restrict a Portfolio’s ability to invest in China A-Shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. In addition, because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either China or Hong Kong, and there are trading days in China when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect may fluctuate at times when a Portfolio is unable to add to or exit its position, which could adversely affect the Portfolio’s investment performance. Both Chinese and Hong Kong regulators are permitted, independently of each other, to suspend Stock Connect (or to permit such issues to suspend trading) in response to certain market conditions. Stock Connect trades are settled in renminbi and investors must have timely access to a reliable supply of renminbi in Hong Kong, which cannot be guaranteed.

Stock Connect regulations provide that investors enjoy the rights and benefits of Shanghai Stock Exchange equities purchased through Stock Connect, but the nominee structure under Stock Connect requires that China A-Shares be held through the Hong Kong Securities Clearing Company (“HKSCC”), as nominee for investors. A Portfolio’s ownership of China A-Shares will be reflected on the custodian’s records but the Portfolio itself will have only beneficial rights in such China A-Shares, and the mechanisms that beneficial owners may use to enforce their rights are untested. For instance, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. A Portfolio may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Portfolio will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Taken together with Stock Connect’s omnibus clearing structure, this structure may limit the Investment Manager’s ability to effectively manage a Portfolio and may expose the Portfolio to the credit risk of its custodian or to greater risk of expropriation. While certain aspects of the Stock Connect trading process are subject to Hong Kong law, Chinese rules applicable to share ownership will apply.

Additionally, China generally has less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information relating to Chinese issuers. China A-Shares traded via Stock Connect are subject to risks associated with the legal and technical framework of Stock Connect. The trading, settlement and information technology systems required to operate Stock Connect are continuing to evolve. If relevant Stock Connect systems fail to function properly, trading in

China A-Shares on Stock Connect could be disrupted. Further, in the event of high trading volume or unexpected market conditions, Stock Connect may be available on a limited basis.

Cybersecurity Risk. The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its net asset value (“NAV”); violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Derivatives and Hedging Risk. Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; writing or purchasing over-the-counter options on securities (including options on interests in ETFs and exchange-traded notes, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, security or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset.

Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions also are subject to operational risk (including from documentation issues, settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include the lack of, or limitations on, regulatory oversight by US or even local authorities; limited corporate governance standards; limited investor protections and less protection of property rights, including the limited availability of legal recourse; risk of loss resulting from problems in share registration, settlement or custody; uncertain political and economic policies; the imposition by a country of sanctions, foreign investment limitations and/or capital controls (including repatriation restrictions); nationalization of businesses; and the imposition of sanctions by other countries, such as the US. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information for the Investment Manager to evaluate and monitor local companies and impact the Portfolio’s performance. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ESG Integration Risk. The ESG characteristics that may be evaluated as part of a Portfolio’s security selection and portfolio construction process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the only factors that may be considered by the Investment Manager and as a result, the companies (or issuers) in which a Portfolio invests may not be issuers with favorable ESG characteristics or high ESG ratings. ESG characteristics may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG characteristics will result in better performance. The incorporation of ESG considerations may also affect the Portfolio’s exposure to certain sectors and/or types of investments, and may adversely impact the Portfolio’s performance depending on whether such sectors or investments are in or out of favor in the market. As part of its security selection and portfolio construction processes, the Investment Manager may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely affect the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG considerations. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Manager’s approach to incorporating ESG considerations may develop and change over time, both due to a refinement of investment decision-making processes to address ESG indicators and risks, and because of legal and regulatory developments.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of investments made by the ETFs, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions. If Rule 12d1-4 or another exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. When interest rates fall, the Portfolio’s investments in new securities may be at lower yields and may reduce the Portfolio’s income. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Interest rate policies of governments and central banks, including the Federal Reserve System, the central bank of the United States (the “Federal Reserve”), may adversely affect the value, volatility and liquidity of interest paying securities in particular. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, the Portfolio may be subject to a greater risk of principal decline from rising interest rates. Changing interest rates, including the current interest rate environment, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance. Conversely, a wide variety of factors can cause interest rates or yields of US Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Currently, the Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Other market developments can adversely affect fixed-income securities markets. For example, in the US, regulations and business practices have led some financial institutions to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of the Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

Growth Investing Risk. Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These stocks may respond differently to market and other developments than other types of stocks.

High Portfolio Turnover Risk. The Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs, which will reduce returns to shareholders.

IPO Shares Risk. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Policies of governments and central banks, such as the Federal Reserve, may impact not only markets in a specific country but also financial markets worldwide. Policy and legislative changes worldwide are affecting many aspects of financial regulation. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events or developments, could lead to price volatility and overall declines in the US and global investment markets.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. Additionally, certain non-US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio’s foreign holdings or exposures.

There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the withdrawal of the United Kingdom from the European Union (known as “Brexit”). Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth.

Other Equity Securities Risk. Preferred stock is subject to credit and interest rate risk and the risk that the dividend on the stock may be changed or omitted by the issuer and, unlike common stock, participation in the growth of an issuer may be limited. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Quantitative Model Risk. The success of a Portfolio’s investment strategy may depend largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Repurchase Agreements Risk. The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the US Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Sector Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the financials sector, and the Portfolio would be expected to be affected by developments in that sector.

Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including the US and international credit and interbank markets generally, which could affect a wide range of financial institutions and markets. In addition, companies in the financials sector are often more highly leveraged than other companies, making them inherently riskier.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Sovereign Debt Risk. Investments in non-US sovereign debt obligations create exposure to the direct or indirect consequences of political, social or economic conditions and events in the countries that issue the obligations and involve special risks not present in investments in US government debt or debt of corporate issuers. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of US government debt or debt of corporate issuers and there may be limited secondary market liquidity. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers, and certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness. Certain emerging markets countries have declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debt obligor’s ability or willingness to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the size of the debt service burden to its economy as a whole, the political constraints to which the debtor may be subject and other political or diplomatic considerations. Certain issuers of sovereign debt may be dependent on disbursements from governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon the debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the debtor, which may impair the debtor’s ability or willingness to service its debts on a timely basis.

Structured Products Risk. Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed income securities and derivatives transactions (described above).

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These stocks may respond differently to market and other developments than other types of stocks.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described in the strategy section, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary and non-discretionary accounts with assets totaling approximately $226.3 billion as of December 31, 2024. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Investment Manager waived a portion of its management fees with respect to Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, Lazard Retirement International Equity Portfolio and Lazard Retirement US Small Cap Equity Select Portfolio, resulting in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate of .99%, .63%, .64% and .52%, respectively.

Name of Portfolio	Investment Management Fee Payable
Retirement Emerging Markets Equity Portfolio	1.00%
Retirement Global Dynamic Multi-Asset Portfolio	.75%
Retirement International Equity Portfolio	.75%
Retirement US Small Cap Equity Select Portfolio	.75%

A discussion regarding the basis for the approval of the management agreement between the Fund, on behalf of each Portfolio and the Investment Manager is available in the Fund’s semi-annual reports to shareholders for the period ended June 30, 2024.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse each Portfolio until May 1, 2026 (except as otherwise noted), to the extent Total Annual Portfolio Operating Expenses exceed the amounts shown below (expressed as a percentage of the average daily net assets of the Portfolio’s Service Shares and Investor Shares), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolios. The addition of expenses excluded from the expense limitation agreement, particularly Acquired Fund Fees and Expenses, as applicable, will cause Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed, for each Class, the maximum amounts agreed to by the Investment Manager.

Name of Portfolio	Service Shares	Investor Shares
Retirement Emerging Markets Equity Portfolio	1.40%	1.15%
Retirement Global Dynamic Multi-Asset Portfolio*	1.05%	.90%
Retirement International Equity Portfolio	1.10%	.85%
Retirement US Small Cap Equity Select Portfolio	1.10%	.95%

* This agreement will remain in effect until May 1, 2035, for Investor Shares.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons on each Portfolio’s management team are as follows (along with the date they joined the Portfolio’s management team):

Retirement Emerging Markets Equity Portfolio—James M. Donald (since November 2001), Rohit Chopra (since May 2007), Ganesh Ramachandran (since July 2020) and Monika Shrestha (since December 2014)

Retirement Global Dynamic Multi-Asset Portfolio—Stephen Marra (since May 2013), David Alcaly (since January 2024) and Kim Tilley (since May 2020)

Retirement International Equity Portfolio—Michael G. Fry (since November 2005), Giles Edwards (since May 2019), Michael A. Bennett (since May 2003), Michael Powers (since May 2003) and Paul Selvey-Clinton (since February 2022)

Retirement US Small Cap Equity Select Portfolio—Scott Kolar (since December 2023), Sean Gallagher (since December 2023), Michael DeBernardis (since October 2010) and Martin Flood (since December 2014)

Biographical Information of Portfolio Management Team

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

Rohit Chopra, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was at Systematic Financial Management and Salomon Smith Barney. He began working in the investment field in 1996.

James Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a Chartered Financial Analyst Charterholder.

Giles Edwards, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International teams. Prior to joining the investment teams, he was a research analyst with a background in media, automotive, and services. Prior to joining the Investment Manager in 2008, Mr. Edwards was a Management Accountant at BSkyB.

Martin Flood, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Stephen Marra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team, specializing in asset allocation and strategy research. Prior to joining the Investment Solutions team, Mr. Marra worked in Settlements, Fixed Income Risk and Quantitative Technology. He began working in the investment field in 1999 upon joining the Investment Manager.

Michael Powers, a Senior Advisor of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

Ganesh Ramachandran, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Income and Emerging Markets Equity teams. Mr. Ramachandran began working in the investment field in 1997 when he joined the Investment Manager.

Paul Selvey-Clinton, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. He joined the Investment Manager in 2014 and has been working in the investment field since 2006. Prior to joining the Investment Manager, Mr. Selvey-Clinton was an Equity Analyst and Partner with Occitan Capital and an Equity Analyst with Brevan Howard Asset Management.

Monika Shrestha, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. Prior to joining the Investment Manager in 2003, Ms. Shrestha was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. Ms. Shrestha began working in the investment field in 1997.

Kim Tilley, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team. Prior to joining the Investment Manager in 2002, Ms. Tilley worked on the Institutional Equity Sales Desk at Wachovia Securities, Inc.

Additional information about the compensation and other accounts managed by members of the portfolio management team, as well as each team member’s ownership of shares of the relevant Portfolio(s), is contained in the Fund’s SAI.

Administrator and Custodian

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as each Portfolio’s administrator and acts as custodian of the Portfolios’ investments.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) acts as the Fund’s transfer agent and dividend disbursing agent.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time a Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging a Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-US markets may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The NAV per share for each Class of each Portfolio is determined each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

Each Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of each Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of each Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to

Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Redemption proceeds normally will be wired to the Participating Insurance Company within one business day after the request is received in proper form. Payment of redemption proceeds may take longer and may take up to seven days after the order is received in proper form, particularly for very large redemptions or during periods of stressed market conditions or high redemption volume.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by a Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency is deemed to exist.

Under normal circumstances, each Portfolio expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash). A Portfolio may make an in-kind redemption under the following circumstances: (1) (i) the Investment Manager determines that an in-kind redemption is more advantageous to the Portfolio (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities; or the redeeming shareholder has requested an in-kind redemption, (ii) the Investment Manager determines that an in-kind redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the Portfolio, and (iii) the Investment Manager determines that an in-kind redemption is in the best interests of the Portfolio; (2) to manage liquidity risk; (3) in stressed market conditions; or (4) subject to the approval of the Board of the Fund, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, in other circumstances identified by the Investment Manager. Any securities distributed in-kind will remain exposed to market risk until sold, and transaction costs may be incurred when selling the securities.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Since each Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company.

Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights tables presented are intended to help you understand each Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information has been audited by Deloitte & Touche LLP, whose report, along with each Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return. As of the date of this Prospectus, only Lazard Retirement Emerging Markets Equity Portfolio and Lazard Retirement Global Dynamic Multi-Asset Portfolio had issued Investor Shares.

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$20.83	$17.92	$21.86	$21.12	$22.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.75	0.74	0.89	0.61	0.36
Net realized and unrealized gain (loss)	0.82	3.14	(4.18)	0.55	(0.75)
Total from investment operations	1.57	3.88	(3.29)	1.16	(0.39)

Less distribution from:
Net investment income	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)

Total distributions	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)
Net asset value, end of period	$21.65	$20.83	$17.92	$21.86	$21.12
Total Return(b)	7.43%	22.27%	-15.12%	5.52%	-1.32%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$208,054	$230,885	$219,359	$290,586	$364,846
Ratios to average net assets:
Net expenses	1.40%	1.42%	1.38%	1.38%	1.43%
Gross expenses	1.41%	1.42%	1.38%	1.38%	1.43%
Net investment income (loss)	3.41%	3.81%	4.65%	2.72%	1.95%
Portfolio turnover rate	23%	25%	25%	35%	27%

Selected data for a share of capital
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$20.59	$17.72	$21.64	$20.91	$21.78

Income (loss) from investment operations:
Net investment income (loss)(a)	0.79	0.79	0.94	0.66	0.41
Net realized and unrealized gain (loss)	0.82	3.10	(4.16)	0.55	(0.75)
Total from investment operations	1.61	3.89	(3.22)	1.21	(0.34)
Less distribution from:
Net investment income	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)

Total distributions	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)
Net asset value, end of period	$21.39	$20.59	$17.72	$21.64	$20.91
Total Return(b)	7.68%	22.61%	-14.96%	5.80%	-1.03%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,033	$92,335	$82,189	$104,568	$125,178
Ratios to average net assets:
Net expenses	1.15%	1.17%	1.13%	1.14%	1.18%
Gross expenses	1.16%	1.17%	1.13%	1.14%	1.18%
Net investment income (loss)	3.63%	4.08%	4.94%	2.97%	2.28%
Portfolio turnover rate	23%	25%	25%	35%	27%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$11.98		$11.44		$14.72	$13.53	$13.65

Income (loss) from investment operations:
Net investment income (loss)(a)	0.21	*	0.22	*	0.19	0.12	0.10
Net realized and unrealized gain (loss)	0.82		0.97		(2.72)	1.48	— (b)
Total from investment operations	1.03		1.19		(2.53)	1.60	0.10

Less distribution from:
Net investment income	—		—		(0.01)	(0.41)	(0.08)
Net realized gains	—		(0.65)		(0.74)	—	(0.14)

Total distributions	—		(0.65)		(0.75)	(0.41)	(0.22)
Net asset value, end of period	$13.01		$11.98		$11.44	$14.72	$13.53
Total Return(c)	8.60%	*	10.81%	*	-17.38%	11.94%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218,342		$246,170		$263,766	$343,765	$354,856
Ratios to average net assets:
Net expenses	1.05%		1.05%		1.05%	1.05%	1.05%
Gross expenses	1.21%		1.24%		1.19%	1.20%	1.22%
Net investment income (loss)	1.65%	*	1.88%	*	1.55%	0.82%	0.75%
Portfolio turnover rate	63%		92%		87%	75%	177%

Selected data for a share of capital
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$12.03		$11.46		$14.75	$13.53	$13.65

Income (loss) from investment operations:
Net investment income (loss)(a)	0.23	*	0.24	*	0.21	0.14	0.12
Net realized and unrealized gain (loss)	0.81		0.98		(2.73)	1.49	—	(b)
Total from investment operations	1.04		1.22		(2.52)	1.63	0.12
Less distribution from:
Net investment income	—		—		(0.03)	(0.41)	(0.10)
Net realized gains	—		(0.65)		(0.74)	—	(0.14)

Total distributions	—		(0.65)		(0.77)	(0.41)	(0.24)
Net asset value, end of period	$13.07		$12.03		$11.46	$14.75	$13.53
Total Return(c)	8.65%	*	11.06%	*	-17.28%	12.16%	0.96%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$901		$810		$567	$543	$199
Ratios to average net assets:
Net expenses	0.90%		0.90%		0.90%	0.90%	0.90%
Gross expenses	1.52%		1.81%		1.88%	2.21%	4.14%
Net investment income (loss)	1.80%	*	2.03%	*	1.73%	0.95%	0.93%
Portfolio turnover rate	63%		92%		87%	75%	177%

*

There was no impact and less than $0.01 impact on the net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively. There was less than 0.005% and 0.01% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21		12/31/20
Service Shares
Net asset value, beginning of period	$9.09		$7.95		$11.00	$10.62		$10.37

Income (loss) from investment operations:
Net investment income (loss)	0.17	*	0.15	*	0.16 *	0.31	*	0.11
Net realized and unrealized gain (loss)	0.35		1.10		(1.80)	0.31		0.68
Total from investment operations	0.52		1.25		(1.64)	0.62		0.79

Less distribution from:
Net investment income	(0.28)		(0.11)		(0.35)	(0.11)		(0.22)
Net realized gains	(0.02)		—		(1.06)	(0.13)		(0.32)

Total distributions	(0.30)		(0.11)		(1.41)	(0.24)		(0.54)
Net asset value, end of period	$9.31		$9.09		$7.95	$11.00		$10.62
Total Return(a)	5.63%	*	15.88%	*	-15.01% *	5.83%	*	8.24%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,905		$114,495		$110,768	$139,609		$145,576
Ratios to average net assets:
Net expenses	1.09%		1.21%		1.11%	1.10%		1.17%
Gross expenses	1.20%		1.32%		1.19%	1.18%		1.27%
Net investment income (loss)	1.54%	*	1.71%	*	1.62% *	2.73%	*	0.88%
Portfolio turnover rate	39%		41%		31%	37%		33%

*

Includes $0.01, $0.02, $0.03 and $0.03 for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively, of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.12%, 0.26%, 0.32% and 0.29% impact on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.18%, 0.30% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22		12/31/21	12/31/20*
Service Shares
Net asset value, beginning of period	$13.50	$12.27		$19.47	$16.27	$16.46

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	—	(a)	(0.01)	(0.03)	0.03
Net realized and unrealized gain (loss)	1.52	1.23		(2.64)	3.26	0.87
Total from investment operations	1.48	1.23		(2.65)	3.23	0.90

Less distribution from:
Net investment income	—	—		—	(0.01)	(0.03)
Net realized gains	(0.52)	—		(4.55)	(0.02)	(1.06)

Total distributions	(0.52)	—		(4.55)	(0.03)	(1.09)
Net asset value, end of period	$14.46	$13.50		$12.27	$19.47	$16.27
Total Return(b)	11.12%	10.02%		-15.52%	19.87%	6.76%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,383	$41,643		$38,185	$51,622	$51,291
Ratios to average net assets:
Net expenses	1.12%	1.15%		1.15%	1.15%	1.15%
Gross expenses	1.35%	1.38%		1.32%	1.29%	1.33%
Net investment income (loss)	-0.28%	0.04%		-0.07%	-0.17%	0.15%
Portfolio turnover rate	98%	63%		34%	61%	71%

*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

For more information about the Portfolios, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.lazardassetmanagement.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.lazardassetmanagement.com

You also can get a free copy of the Reports and the SAI from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: (617) 483-7000

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • 800-823-6300 • www.lazardassetmanagement.com

May 1, 2025
Lazard Retirement Series Prospectus

Equity Lazard Retirement Emerging Markets Equity Portfolio Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

Summary Section 2	Carefully review this important section for information on the Portfolio’s investment objective, fees and past performance and a summary of the Portfolio’s principal investment strategies and risks.
Investment Strategies and Investment Risks 8 Investment Strategies 8 Investment Risks 9	Review this section for additional information on the Portfolio’s investment strategies and risks.
Fund Management 17 Investment Manager 17 Portfolio Management 17 Biographical Information of Portfolio Management Team 17 Administrator and Custodian 18 Transfer Agent 18 Distributor 18	Review this section for details on the people and organizations who oversee the Portfolio.
Account Policies 19 Buying Shares 19 Market Timing/Excessive Trading 19 Calculation of Net Asset Value 20 Distribution and Servicing Arrangements 20 Selling Shares 21 Dividends, Distributions and Taxes 21	Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
Financial Highlights 23	Review this section for recent financial information.
Back Cover	Where to learn more about the Portfolio.

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Lazard Retirement Series Summary Section

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc., but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.16%	.16%
Total Annual Portfolio Operating Expenses	1.41%	1.16%
Fee Waiver and/or Expense Reimbursement[1]	.01%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% and 1.15% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 143	$ 445	$ 770	$ 1,690
Investor Shares	$ 117	$ 367	$ 637	$ 1,408

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to

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economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

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Country Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country. There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Moreover, strained relations, border disputes or other conflict between China and neighboring countries could adversely affect the Chinese economy.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission, the Public Company Accounting Oversight Board or other United States regulators. If any of these or similar risks or developments materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. A decline or worsening in diplomatic or other relations between the US and China could increase the risks associated with the VIE structure.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the financials sector, and the Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in

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interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	24.22%

Worst Quarter:
2020, Q1	-30.50%

Average Annual Total Returns
(for the periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	10 Years
Service Shares	11/04/1997	7.43%	3.03%	3.26%

Investor Shares	05/01/2006	7.68%	3.29%	3.52%

MSCI Emerging Markets Index		7.50%	1.70%	3.64%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

James Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group, has been with the Portfolio since November 2001.

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, has been with the Portfolio since May 2007.

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Ganesh Ramachandran, portfolio manager/analyst on the Investment Manager’s Emerging Income and Emerging Markets Equity teams, has been with the Portfolio since July 2020.

Monika Shrestha, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since December 2014.

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation
Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

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Lazard Retirement Series Investment Strategies and Investment Risks

Overview

Lazard Retirement Series, Inc. (the “Fund”) consists of nineteen separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective for the Portfolio is long-term capital appreciation. The Portfolio’s investment objective may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (the “Policies” and each, a “Policy”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement Emerging Markets Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions. The Portfolio may invest in securities of companies across the capitalization spectrum, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include ADRs, Global Depositary Receipts and European Depositary Receipts. In

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addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Investment Risks

You should be aware that the Portfolio:

• is not a bank deposit

• is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

• is not guaranteed to achieve its stated goal

The Portfolio also is subject to the investment risks below. See also the Portfolio’s Statement of Additional Information (“SAI”) for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Country Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage),

9

trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China.

The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Economic reform programs in China have contributed to growth, but there is no guarantee that such reforms will continue. Reduced spending on Chinese products and services, which may result in substantial price reductions of goods and services and possible failure of individual companies and/or large segments of China’s export industry; institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the US or other countries; or a downturn in any of the economies of China’s key trading partners, may have an adverse impact on the Chinese economy. China has experienced security concerns, such as terrorism and strained international relations, and China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). As a result of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China, some Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements with the Chinese company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the Chinese company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors, such as a Portfolio. This arrangement allows non-Chinese investors in the offshore company to obtain economic exposure to the Chinese company without direct equity ownership in the Chinese company.

Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. There is a risk that China may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are

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made through a company whose interests in the underlying Chinese company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the Chinese company may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the Chinese company may conflict with the interests of the investors of the offshore company. Similarly, the fiduciary duties of the officers and directors of the Chinese company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. The VIE structure generally restricts a fund’s ability to influence the Chinese company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from the Chinese company’s earnings. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other United States regulators. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities could take positions that result in increased tax liabilities. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolio could incur significant losses with no recourse available.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is not subject to individual investment quotas but market-wide daily and aggregate investment quotas apply to all Stock Connect participants. Once a daily quota limit is reached, orders to purchase additional China A-Shares of such issuance through Stock Connect will be rejected. Once such daily quotas are used up, acceptance of the corresponding buy orders will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. Such quotas, which are subject to change from time to time, may restrict or preclude a Portfolio from investing in China A-Shares on a timely basis, which could affect the Portfolio’s ability to effectively pursue its investment strategy. Further, an investor cannot purchase and sell the same security on the same trading day, which may restrict a Portfolio’s ability to invest in China A-Shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. In addition, because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either China or Hong Kong, and there are trading days in China when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect may fluctuate at times when a Portfolio is unable to add to or exit its position, which could adversely affect the Portfolio’s investment performance. Both Chinese and Hong Kong regulators are permitted, independently of each other, to suspend Stock Connect (or to permit such issues to suspend trading) in response to certain market conditions. Stock Connect trades are settled in renminbi and investors must have timely access to a reliable supply of renminbi in Hong Kong, which cannot be guaranteed.

Stock Connect regulations provide that investors enjoy the rights and benefits of Shanghai Stock Exchange equities purchased through Stock Connect, but the nominee structure under Stock Connect requires that China A-Shares be held through the Hong Kong Securities Clearing Company (“HKSCC”), as nominee for investors. A Portfolio’s ownership of China A-Shares will be reflected on the custodian’s records but the Portfolio itself will have only beneficial rights in such China A-Shares, and the mechanisms that beneficial owners may use to enforce their rights are untested. For instance, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. A Portfolio may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Portfolio will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Taken together with Stock Connect’s omnibus clearing structure, this structure may limit the Investment Manager’s ability to effectively manage a Portfolio and may expose the Portfolio to the credit risk of its custodian or to greater risk of expropriation. While certain aspects of the Stock Connect trading process are subject to Hong Kong law, Chinese rules applicable to share ownership will apply.

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Additionally, China generally has less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information relating to Chinese issuers. China A-Shares traded via Stock Connect are subject to risks associated with the legal and technical framework of Stock Connect. The trading, settlement and information technology systems required to operate Stock Connect are continuing to evolve. If relevant Stock Connect systems fail to function properly, trading in China A-Shares on Stock Connect could be disrupted. Further, in the event of high trading volume or unexpected market conditions, Stock Connect may be available on a limited basis.

Cybersecurity Risk. The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its net asset value (“NAV”); violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Derivatives and Hedging Risk. Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; writing or purchasing over-the-counter options on securities (including options on interests in ETFs and exchange-traded notes, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well

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as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, security or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions also are subject to operational risk (including from documentation issues, settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include the lack of, or limitations on, regulatory oversight by US or even local authorities; limited corporate governance standards; limited investor protections and less protection of property rights, including the limited availability of legal recourse; risk of loss resulting from problems in share registration, settlement or custody; uncertain political and economic policies; the imposition by a country of sanctions, foreign investment limitations and/or capital controls (including repatriation restrictions); nationalization of businesses; and the imposition of sanctions by other countries, such as the US. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information for the Investment Manager to evaluate and monitor local companies and impact the Portfolio’s performance. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ESG Integration Risk. The ESG characteristics that may be evaluated as part of a Portfolio’s security selection and portfolio construction process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the only factors that may be considered by the Investment Manager and as a result, the companies (or issuers) in which a Portfolio invests may not be issuers with favorable ESG characteristics or high ESG ratings. ESG characteristics may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG characteristics will result in better performance. The incorporation of ESG considerations may also affect the Portfolio’s exposure to certain sectors and/or types of investments, and may adversely impact the Portfolio’s performance depending on whether such sectors or investments are in or out of favor in the market. As part of its security selection and portfolio construction processes, the Investment Manager may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely affect the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG considerations. As a result, the Portfolio may invest in companies that do not

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reflect the beliefs and values of any particular investor. The Investment Manager’s approach to incorporating ESG considerations may develop and change over time, both due to a refinement of investment decision-making processes to address ESG indicators and risks, and because of legal and regulatory developments.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of investments made by the ETFs, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions. If Rule 12d1-4 or another exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

IPO Shares Risk. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments

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affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Policies of governments and central banks, such as the Federal Reserve, may impact not only markets in a specific country but also financial markets worldwide. Policy and legislative changes worldwide are affecting many aspects of financial regulation. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events or developments, could lead to price volatility and overall declines in the US and global investment markets.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. Additionally, certain non-US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio’s foreign holdings or exposures.

There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the withdrawal of the United Kingdom from the European Union (known as “Brexit”). Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth.

Other Equity Securities Risk. Preferred stock is subject to credit and interest rate risk and the risk that the dividend on the stock may be changed or omitted by the issuer and, unlike common stock, participation in the growth of an issuer may be limited. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the

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failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Repurchase Agreements Risk. The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the US Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Sector Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the financials sector, and the Portfolio would be expected to be affected by developments in that sector.

Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including the US and international credit and interbank markets generally, which could affect a wide range of financial institutions and markets. In addition, companies in the financials sector are often more highly leveraged than other companies, making them inherently riskier.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These stocks may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary and non-discretionary accounts with assets totaling approximately $226.3 billion as of December 31, 2024. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Investment Manager waived a portion of its management fee, resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of .99%.

A discussion regarding the basis for the approval of the management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2024.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% and 1.15% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio. The addition of expenses excluded from the expense limitation agreement, particularly Acquired Fund Fees and Expenses, will cause Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed, for each Class, the maximum amounts agreed to by the Investment Manager.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons on the Portfolio’s management team are as follows (along with the date they joined the Portfolio’s management team):

James M. Donald (since November 2001), Rohit Chopra (since May 2007), Ganesh Ramachandran (since July 2020) and Monika Shrestha (since December 2014)

Biographical Information of Portfolio Management Team

James Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a Chartered Financial Analyst Charterholder.

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Rohit Chopra, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

Ganesh Ramachandran, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Income and Emerging Markets Equity teams. Mr. Ramachandran began working in the investment field in 1997 when he joined the Investment Manager.

Monika Shrestha, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. Prior to joining the Investment Manager in 2003, Ms. Shrestha was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. Ms. Shrestha began working in the investment field in 1997.

Additional information about the compensation and other accounts managed by members of the portfolio management team, as well as each team member’s ownership of shares of the Portfolio is contained in the Fund’s SAI.

Administrator and Custodian

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator and acts as custodian of the Portfolio’s investments.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) acts as the Fund’s transfer agent and dividend disbursing agent.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of

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ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The NAV per share for each Class of the Portfolio is determined each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to

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Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Redemption proceeds normally will be wired to the Participating Insurance Company within one business day after the request is received in proper form. Payment of redemption proceeds may take longer and may take up to seven days after the order is received in proper form, particularly for very large redemptions or during periods of stressed market conditions or high redemption volume.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency is deemed to exist.

Under normal circumstances, the Portfolio expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash). The Portfolio may make an in-kind redemption under the following circumstances: (1) (i) the Investment Manager determines that an in-kind redemption is more advantageous to the Portfolio (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities; or the redeeming shareholder has requested an in-kind redemption, (ii) the Investment Manager determines that an in-kind redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the Portfolio, and (iii) the Investment Manager determines that an in-kind redemption is in the best interests of the Portfolio; (2) to manage liquidity risk; (3) in stressed market conditions; or (4) subject to the approval of the Board of the Fund, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, in other circumstances identified by the Investment Manager. Any securities distributed in-kind will remain exposed to market risk until sold, and transaction costs may be incurred when selling the securities.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this

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information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

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Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights tables presented are intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$20.83	$17.92	$21.86	$21.12	$22.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.75	0.74	0.89	0.61	0.36
Net realized and unrealized gain (loss)	0.82	3.14	(4.18)	0.55	(0.75)
Total from investment operations	1.57	3.88	(3.29)	1.16	(0.39)

Less distribution from:
Net investment income	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)

Total distributions	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)
Net asset value, end of period	$21.65	$20.83	$17.92	$21.86	$21.12
Total Return(b)	7.43%	22.27%	-15.12%	5.52%	-1.32%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$208,054	$230,885	$219,359	$290,586	$364,846
Ratios to average net assets:
Net expenses	1.40%	1.42%	1.38%	1.38%	1.43%
Gross expenses	1.41%	1.42%	1.38%	1.38%	1.43%
Net investment income (loss)	3.41%	3.81%	4.65%	2.72%	1.95%
Portfolio turnover rate	23%	25%	25%	35%	27%

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Selected data for a share of capital
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$20.59	$17.72	$21.64	$20.91	$21.78

Income (loss) from investment operations:
Net investment income (loss)(a)	0.79	0.79	0.94	0.66	0.41
Net realized and unrealized gain (loss)	0.82	3.10	(4.16)	0.55	(0.75)
Total from investment operations	1.61	3.89	(3.22)	1.21	(0.34)
Less distribution from:
Net investment income	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)

Total distributions	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)
Net asset value, end of period	$21.39	$20.59	$17.72	$21.64	$20.91
Total Return(b)	7.68%	22.61%	-14.96%	5.80%	-1.03%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,033	$92,335	$82,189	$104,568	$125,178
Ratios to average net assets:
Net expenses	1.15%	1.17%	1.13%	1.14%	1.18%
Gross expenses	1.16%	1.17%	1.13%	1.14%	1.18%
Net investment income (loss)	3.63%	4.08%	4.94%	2.97%	2.28%
Portfolio turnover rate	23%	25%	25%	35%	27%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.lazardassetmanagement.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.lazardassetmanagement.com

You also can get a free copy of the Reports and the SAI from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: (617) 483-7000

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • 800-823-6300 • www.lazardassetmanagement.com

May 1, 2025
Lazard Retirement Series Prospectus

Equity Lazard Retirement International Equity Portfolio Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

Summary Section 2	Carefully review this important section for information on the Portfolio’s investment objective, fees and past performance and a summary of the Portfolio’s principal investment strategies and risks.
Investment Strategies and Investment Risks 7 Investment Strategies 7 Investment Risks 8	Review this section for additional information on the Portfolio’s investment strategies and risks.
Fund Management 13 Investment Manager 13 Portfolio Management 13 Biographical Information of Portfolio Management Team 13 Administrator and Custodian 14 Transfer Agent 14 Distributor 14	Review this section for details on the people and organizations who oversee the Portfolio.
Account Policies 15 Buying Shares 15 Market Timing/Excessive Trading 15 Calculation of Net Asset Value 16 Distribution and Servicing Arrangements 16 Selling Shares 17 Dividends, Distributions and Taxes 17	Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
Financial Highlights 19	Review this section for recent financial information.
Back Cover	Where to learn more about the Portfolio.

1

Lazard Retirement Series Summary Section

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.20%	.20%[1]
Total Annual Portfolio Operating Expenses	1.20%	.95%
Fee Waiver and/or Expense Reimbursement[2]	.10%	.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	.85%

1 Based on estimated amounts for the current fiscal year, using amounts for Service Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .85% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 112	$ 371	$ 650	$ 1,446
Investor Shares	$ 87	$ 293	$ 516	$ 1,157

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $3.6 billion to $324.3 billion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

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Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

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As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Calendar Years ended December 31

Best Quarter:
2022, Q4	15.55%

Worst Quarter:
2020, Q1	-23.24%

Average Annual Total Returns
(for the periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	10 Years
Service Shares	09/01/1998	5.63%	3.57%	3.99%

MSCI EAFE Index		3.82%	4.73%	5.20%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since November 2005.

Giles Edwards, portfolio manager/analyst on various of the Investment Manager’s International teams, has been with the Portfolio since May 2019.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Paul Selvey-Clinton, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since February 2022.

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

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Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation
Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

6

Lazard Retirement Series Investment Strategies and Investment Risks

Overview

Lazard Retirement Series, Inc. (the “Fund”) consists of nineteen separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective for the Portfolio is long-term capital appreciation. The Portfolio’s investment objective may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (the “Policies” and each, a “Policy”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement International Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $3.6 billion to $324.3 billion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur

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following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Investment Risks

You should be aware that the Portfolio:

• is not a bank deposit

• is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

• is not guaranteed to achieve its stated goal

The Portfolio also is subject to the investment risks below. See also the Portfolio’s Statement of Additional Information (“SAI”) for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Cybersecurity Risk. The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its net asset value (“NAV”); violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent

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limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Derivatives and Hedging Risk. Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; writing or purchasing over-the-counter options on securities (including options on interests in ETFs and exchange-traded notes, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, security or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions also are subject to operational risk (including from documentation issues, settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt

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burdens or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include the lack of, or limitations on, regulatory oversight by US or even local authorities; limited corporate governance standards; limited investor protections and less protection of property rights, including the limited availability of legal recourse; risk of loss resulting from problems in share registration, settlement or custody; uncertain political and economic policies; the imposition by a country of sanctions, foreign investment limitations and/or capital controls (including repatriation restrictions); nationalization of businesses; and the imposition of sanctions by other countries, such as the US. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information for the Investment Manager to evaluate and monitor local companies and impact the Portfolio’s performance. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ESG Integration Risk. The ESG characteristics that may be evaluated as part of a Portfolio’s security selection and portfolio construction process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the only factors that may be considered by the Investment Manager and as a result, the companies (or issuers) in which a Portfolio invests may not be issuers with favorable ESG characteristics or high ESG ratings. ESG characteristics may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG characteristics will result in better performance. The incorporation of ESG considerations may also affect the Portfolio’s exposure to certain sectors and/or types of investments, and may adversely impact the Portfolio’s performance depending on whether such sectors or investments are in or out of favor in the market. As part of its security selection and portfolio construction processes, the Investment Manager may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely affect the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG considerations. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Manager’s approach to incorporating ESG considerations may develop and change over time, both due to a refinement of investment decision-making processes to address ESG indicators and risks, and because of legal and regulatory developments.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of investments made by the ETFs, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions. If Rule 12d1-4 or another exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation

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of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

IPO Shares Risk. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Policies of governments and central banks, such as the Federal Reserve, may impact not only markets in a specific country but also financial markets worldwide. Policy and legislative changes worldwide are affecting many aspects of financial regulation. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events or developments, could lead to price volatility and overall declines in the US and global investment markets.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information,

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differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. Additionally, certain non-US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio’s foreign holdings or exposures.

There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the withdrawal of the United Kingdom from the European Union (known as “Brexit”). Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth.

Other Equity Securities Risk. Preferred stock is subject to credit and interest rate risk and the risk that the dividend on the stock may be changed or omitted by the issuer and, unlike common stock, participation in the growth of an issuer may be limited. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Repurchase Agreements Risk. The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the US Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These stocks may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary and non-discretionary accounts with assets totaling approximately $226.3 billion as of December 31, 2024. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Investment Manager waived a portion of its management fee, resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of .64%.

A discussion regarding the basis for the approval of the management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2024.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .85% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio. The addition of expenses excluded from the expense limitation agreement, particularly Acquired Fund Fees and Expenses, will cause Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed, for each Class, the maximum amounts agreed to by the Investment Manager.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons on the Portfolio’s management team are as follows (along with the date they joined the Portfolio’s management team):

Michael G. Fry (since November 2005), Giles Edwards (since May 2019), Michael A. Bennett (since May 2003), Michael Powers (since May 2003) and Paul Selvey-Clinton (since February 2022)

Biographical Information of Portfolio Management Team

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

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Giles Edwards, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International teams. Prior to joining the investment teams, he was a research analyst with a background in media, automotive, and services. Prior to joining the Investment Manager in 2008, Mr. Edwards was a Management Accountant at BSkyB.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Michael Powers, a Senior Advisor of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

Paul Selvey-Clinton, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. He joined the Investment Manager in 2014 and has been working in the investment field since 2006. Prior to joining the Investment Manager, Mr. Selvey-Clinton was an Equity Analyst and Partner with Occitan Capital and an Equity Analyst with Brevan Howard Asset Management.

Additional information about the compensation and other accounts managed by members of the portfolio management team, as well as each team member’s ownership of shares of the Portfolio is contained in the Fund’s SAI.

Administrator and Custodian

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator and acts as custodian of the Portfolio’s investments.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) acts as the Fund’s transfer agent and dividend disbursing agent.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of

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ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The NAV per share for each Class of the Portfolio is determined each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to

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Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Redemption proceeds normally will be wired to the Participating Insurance Company within one business day after the request is received in proper form. Payment of redemption proceeds may take longer and may take up to seven days after the order is received in proper form, particularly for very large redemptions or during periods of stressed market conditions or high redemption volume.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency is deemed to exist.

Under normal circumstances, the Portfolio expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash). The Portfolio may make an in-kind redemption under the following circumstances: (1) (i) the Investment Manager determines that an in-kind redemption is more advantageous to the Portfolio (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities; or the redeeming shareholder has requested an in-kind redemption, (ii) the Investment Manager determines that an in-kind redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the Portfolio, and (iii) the Investment Manager determines that an in-kind redemption is in the best interests of the Portfolio; (2) to manage liquidity risk; (3) in stressed market conditions; or (4) subject to the approval of the Board of the Fund, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, in other circumstances identified by the Investment Manager. Any securities distributed in-kind will remain exposed to market risk until sold, and transaction costs may be incurred when selling the securities.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this

17

information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

18

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table presented is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21		12/31/20
Service Shares
Net asset value, beginning of period	$9.09		$7.95		$11.00	$10.62		$10.37

Income (loss) from investment operations:
Net investment income (loss)	0.17	*	0.15	*	0.16 *	0.31	*	0.11
Net realized and unrealized gain (loss)	0.35		1.10		(1.80)	0.31		0.68
Total from investment operations	0.52		1.25		(1.64)	0.62		0.79

Less distribution from:
Net investment income	(0.28)		(0.11)		(0.35)	(0.11)		(0.22)
Net realized gains	(0.02)		—		(1.06)	(0.13)		(0.32)

Total distributions	(0.30)		(0.11)		(1.41)	(0.24)		(0.54)
Net asset value, end of period	$9.31		$9.09		$7.95	$11.00		$10.62
Total Return(a)	5.63%	*	15.88%	*	-15.01% *	5.83%	*	8.24%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,905		$114,495		$110,768	$139,609		$145,576
Ratios to average net assets:
Net expenses	1.09%		1.21%		1.11%	1.10%		1.17%
Gross expenses	1.20%		1.32%		1.19%	1.18%		1.27%
Net investment income (loss)	1.54%	*	1.71%	*	1.62% *	2.73%	*	0.88%
Portfolio turnover rate	39%		41%		31%	37%		33%

*

Includes $0.01, $0.02, $0.03 and $0.03 for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively, of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.12%, 0.26%, 0.32% and 0.29% impact on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.18%, 0.30% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.lazardassetmanagement.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.lazardassetmanagement.com

You also can get a free copy of the Reports and the SAI from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: (617) 483-7000

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • 800-823-6300 • www.lazardassetmanagement.com

May 1, 2025
Lazard Retirement Series Prospectus

Equity Lazard Retirement US Small Cap Equity Select Portfolio Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

Summary Section 2	Carefully review this important section for information on the Portfolio’s investment objective, fees and past performance and a summary of the Portfolio’s principal investment strategies and risks.
Investment Strategies and Investment Risks 7 Investment Strategies 7 Investment Risks 8	Review this section for additional information on the Portfolio’s investment strategies and risks.
Fund Management 13 Investment Manager 13 Portfolio Management 13 Biographical Information of Portfolio Management Team 13 Administrator and Custodian 14 Transfer Agent 14 Distributor 14	Review this section for details on the people and organizations who oversee the Portfolio.
Account Policies 15 Buying Shares 15 Market Timing/Excessive Trading 15 Calculation of Net Asset Value 16 Distribution and Servicing Arrangements 16 Selling Shares 17 Dividends, Distributions and Taxes 17	Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
Financial Highlights 18	Review this section for recent financial information.
Back Cover	Where to learn more about the Portfolio.

1

Lazard Retirement Series Summary Section

Lazard Retirement US Small Cap Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.35%	.35%[1]
Total Annual Portfolio Operating Expenses	1.35%	1.15%
Fee Waiver and/or Expense Reimbursement[2]	.25%	.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	.95%

1 Based on estimated amounts for the current fiscal year, using amounts for Service Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .95% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 112	$ 403	$ 715	$ 1,602
Investor Shares	$ 97	$ 346	$ 614	$ 1,380

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98% of the average value of its portfolio.

2

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

3

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement US Small Cap Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2023, certain changes were made to the Portfolio’s principal investments strategies, including removing mid-capitalization companies from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2023 relates only to the Portfolio’s prior principal investment strategies. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Calendar Years ended December 31

Best Quarter:
2020, Q4	23.82%

Worst Quarter:
2020, Q1	-30.98%

4

Average Annual Total Returns
(for the periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	10 Years
Service Shares	11/04/1997	11.12%	5.74%	6.73%

Russell 3000 Index		23.81%	13.86%	12.55%
(reflects no deduction for fees, expenses or taxes)

Russell 2000 Index		11.54%	7.40%	7.82%
(reflects no deduction for fees, expenses or taxes)

Russell 2500 Index		12.00%	8.77%	8.85%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since December 2023.

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since December 2023.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2014.

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation
Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by

5

influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

6

Lazard Retirement Series Investment Strategies and Investment Risks

Overview

Lazard Retirement Series, Inc. (the “Fund”) consists of nineteen separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective for the Portfolio is to seek long-term capital appreciation. The Portfolio’s investment objective may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (the “Policies” and each, a “Policy”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement US Small Cap Equity Select Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025). Because “small cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

7

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Investment Risks

You should be aware that the Portfolio:

• is not a bank deposit

• is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

• is not guaranteed to achieve its stated goal

The Portfolio also is subject to the investment risks below. See also the Portfolio’s Statement of Additional Information (“SAI”) for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Cybersecurity Risk. The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of

8

misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its net asset value (“NAV”); violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Derivatives and Hedging Risk. Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; writing or purchasing over-the-counter options on securities (including options on interests in ETFs and exchange-traded notes, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, security or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience

9

losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions also are subject to operational risk (including from documentation issues, settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

ESG Integration Risk. The ESG characteristics that may be evaluated as part of a Portfolio’s security selection and portfolio construction process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the only factors that may be considered by the Investment Manager and as a result, the companies (or issuers) in which a Portfolio invests may not be issuers with favorable ESG characteristics or high ESG ratings. ESG characteristics may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG characteristics will result in better performance. The incorporation of ESG considerations may also affect the Portfolio’s exposure to certain sectors and/or types of investments, and may adversely impact the Portfolio’s performance depending on whether such sectors or investments are in or out of favor in the market. As part of its security selection and portfolio construction processes, the Investment Manager may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely affect the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG considerations. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Manager’s approach to incorporating ESG considerations may develop and change over time, both due to a refinement of investment decision-making processes to address ESG indicators and risks, and because of legal and regulatory developments.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of investments made by the ETFs, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions. If Rule 12d1-4 or another exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

IPO Shares Risk. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the

10

Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Policies of governments and central banks, such as the Federal Reserve, may impact not only markets in a specific country but also financial markets worldwide. Policy and legislative changes worldwide are affecting many aspects of financial regulation. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events or developments, could lead to price volatility and overall declines in the US and global investment markets.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. Additionally, certain non-US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio’s foreign holdings or exposures.

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There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the withdrawal of the United Kingdom from the European Union (known as “Brexit”). Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth.

Other Equity Securities Risk. Preferred stock is subject to credit and interest rate risk and the risk that the dividend on the stock may be changed or omitted by the issuer and, unlike common stock, participation in the growth of an issuer may be limited. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Repurchase Agreements Risk. The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the US Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These stocks may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary and non-discretionary accounts with assets totaling approximately $226.3 billion as of December 31, 2024. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Investment Manager waived a portion of its management fee, resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of .52%.

A discussion regarding the basis for the approval of the management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2024.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .95% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio. The addition of expenses excluded from the expense limitation agreement, particularly Acquired Fund Fees and Expenses, will cause Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed, for each Class, the maximum amounts agreed to by the Investment Manager.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons on the Portfolio’s management team are as follows (along with the date they joined the Portfolio’s management team):

Scott Kolar (since December 2023), Sean Gallagher (since December 2023), Michael DeBernardis (since October 2010) and Martin Flood (since December 2014)

Biographical Information of Portfolio Management Team

Scott Kolar, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2023, Mr. Kolar worked at Connacht Asset Management, Ridgeworth Investments, Fortress

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Investment Group and Goldman Sachs Asset Management, where he spent the majority of his career. He began working in the investment field in 1994. He is a CFA charterholder.

Sean Gallagher, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform. Prior to joining the Investment Manager in 2023, Mr. Gallagher was the Founder and Chief Investment Officer of Connacht Asset Management. He was previously a Partner at Goldman Sachs Asset Management, spending nearly 18 years in various leadership roles. Mr. Gallagher began his career at Merrill Lynch Asset Management.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was at Systematic Financial Management and Salomon Smith Barney. He began working in the investment field in 1996.

Martin Flood, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Additional information about the compensation and other accounts managed by members of the portfolio management team, as well as each team member’s ownership of shares of the Portfolio is contained in the Fund’s SAI.

Administrator and Custodian

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator and acts as custodian of the Portfolio’s investments.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) acts as the Fund’s transfer agent and dividend disbursing agent.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of

15

ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Calculation of Net Asset Value

The NAV per share for each Class of the Portfolio is determined each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

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The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Redemption proceeds normally will be wired to the Participating Insurance Company within one business day after the request is received in proper form. Payment of redemption proceeds may take longer and may take up to seven days after the order is received in proper form, particularly for very large redemptions or during periods of stressed market conditions or high redemption volume.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency is deemed to exist.

Under normal circumstances, the Portfolio expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash). The Portfolio may make an in-kind redemption under the following circumstances: (1) (i) the Investment Manager determines that an in-kind redemption is more advantageous to the Portfolio (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities; or the redeeming shareholder has requested an in-kind redemption, (ii) the Investment Manager determines that an in-kind redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the Portfolio, and (iii) the Investment Manager determines that an in-kind redemption is in the best interests of the Portfolio; (2) to manage liquidity risk; (3) in stressed market conditions; or (4) subject to the approval of the Board of the Fund, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, in other circumstances identified by the Investment Manager. Any securities distributed in-kind will remain exposed to market risk until sold, and transaction costs may be incurred when selling the securities.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

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Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table presented is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22		12/31/21	12/31/20*
Service Shares
Net asset value, beginning of period	$13.50	$12.27		$19.47	$16.27	$16.46

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	—	(a)	(0.01)	(0.03)	0.03
Net realized and unrealized gain (loss)	1.52	1.23		(2.64)	3.26	0.87
Total from investment operations	1.48	1.23		(2.65)	3.23	0.90

Less distribution from:
Net investment income	—	—		—	(0.01)	(0.03)
Net realized gains	(0.52)	—		(4.55)	(0.02)	(1.06)

Total distributions	(0.52)	—		(4.55)	(0.03)	(1.09)
Net asset value, end of period	$14.46	$13.50		$12.27	$19.47	$16.27
Total Return(b)	11.12%	10.02%		-15.52%	19.87%	6.76%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,383	$41,643		$38,185	$51,622	$51,291
Ratios to average net assets:
Net expenses	1.12%	1.15%		1.15%	1.15%	1.15%
Gross expenses	1.35%	1.38%		1.32%	1.29%	1.33%
Net investment income (loss)	-0.28%	0.04%		-0.07%	-0.17%	0.15%
Portfolio turnover rate	98%	63%		34%	61%	71%

*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.lazardassetmanagement.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.lazardassetmanagement.com

You also can get a free copy of the Reports and the SAI from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: (617) 483-7000

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • 800-823-6300 • www.lazardassetmanagement.com

May 1, 2025
Lazard Retirement Series Prospectus

Multi-Asset Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

Summary Section 2	Carefully review this important section for information on the Portfolio’s investment objective, fees and past performance and a summary of the Portfolio’s principal investment strategies and risks.
Investment Strategies and Investment Risks 9 Investment Strategies 9 Investment Risks 11	Review this section for additional information on the Portfolio’s investment strategies and risks.
Fund Management 19 Investment Manager 19 Portfolio Management 19 Biographical Information of Portfolio Management Team 19 Administrator and Custodian 20 Transfer Agent 20 Distributor 20	Review this section for details on the people and organizations who oversee the Portfolio.
Account Policies 21 Buying Shares 21 Market Timing/Excessive Trading 21 Calculation of Net Asset Value 22 Distribution and Servicing Arrangements 22 Selling Shares 23 Dividends, Distributions and Taxes 23	Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
Financial Highlights 25	Review this section for recent financial information.
Back Cover	Where to learn more about the Portfolio.

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Lazard Retirement Series Summary Section

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.16%	.72%
Total Annual Portfolio Operating Expenses	1.16%	1.47%
Fee Waiver and/or Expense Reimbursement[2]	.11%	.57%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	.90%

1 Restated to reflect current management fees.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 for Service Shares and until May 1, 2035 for Investor Shares, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .90% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Service Shares	$ 107	$ 358	$ 628	$ 1,399
Investor Shares	$ 92	$ 409	$ 749	$ 1,708

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

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Principal Investment Strategies

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

• invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

• invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy

• invest in securities of companies of any size or market capitalization

• invest in debt securities of any maturity or duration

• invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings) (“junk bonds”) or securities that are unrated

• enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk: The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity,

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credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Volatility Management Risk: While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Value Investing and Growth Investing Risks: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Quantitative Model Risk: A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s

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ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed

5

securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”) limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk: The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are

6

open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi-Asset Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2023, Q4	9.41%

Worst Quarter:
2020, Q1	-15.38%

Average Annual Total Returns
(for the periods ended December 31, 2024)

The GDMA Index shown in the table is an unmanaged index created by the Investment Manager and is a 50/50 blend of the MSCI World Index and the Bloomberg Barclays Global Aggregate® Index.

	Inception Date	1 Year	5 Years	10 Years
Service Shares	04/30/2012	8.60%	2.33%	4.35%

Investor Shares	12/31/2018	8.65%	2.48%	N/A

MSCI World Index		18.67%	11.17%	9.95%
(reflects no deduction for fees, expenses or taxes)

GDMA Index		8.12%	4.66%	5.17%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

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Portfolio Managers/Analysts

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since May 2013.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since January 2024.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since May 2020.

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation
Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

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Lazard Retirement Series Investment Strategies and Investment Risks

Overview

Lazard Retirement Series, Inc. (the “Fund”) consists of nineteen separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The investment objective for the Portfolio is total return. The Portfolio’s investment objective may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (the “Policies” and each, a “Policy”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement Global Dynamic Multi-Asset Portfolio

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies. Quantitative analysis includes statistical analysis of portfolio risks and performance characteristics, factor dependencies and trading tendencies. Qualitative analysis includes analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

The Investment Manager engages in fundamental analysis (including credit analysis) while taking into account macroeconomic and other considerations in selecting investment opportunities. The allocation among the Investment Manager’s strategies may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions, and at any given time the Portfolio’s assets may not be allocated to all

9

strategies. The investment philosophy employed for the Portfolio is based on an understanding that the current economic environment can be coupled with research into the drivers of (and risks to) outperformance in the strategies in which the Portfolio invests to create a blend of strategies aligned with the economic cycle.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

• invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

• invest in ETFs, generally those that pursue a passive index-based strategy

• invest in securities of companies of any size or market capitalization

• invest in debt securities of any maturity or duration

• invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings) (“junk bonds”) or securities that are unrated

• enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Debt securities in which the Portfolio may invest (as a consequence of allocating its assets among various of the Investment Manager’s investment strategies) include debt securities issued or guaranteed by governments, government agencies or supranational bodies or US and non-US companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds (“junk bonds”), convertible securities, commercial paper, collateralized debt obligations (“CDOs”), short- and medium-term obligations and other fixed-income obligations.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

The Portfolio considers a company or issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying

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expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolio:

• is not a bank deposit

• is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

• is not guaranteed to achieve its stated goal

The Portfolio also is subject to the investment risks below. See also the Portfolio’s Statement of Additional Information (“SAI”) for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

CDO Risk. CDOs are securitized interests in pools of—generally non-mortgage—assets. Assets called collateral usually are comprised of loans or other debt instruments. A CDO may be called a collateralized loan obligation or collateralized bond obligation if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Convertible Securities Risk. The market value of convertible securities generally performs like that of nonconvertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. If there is a decline, or perceived decline, in the credit quality of a convertible security, the security’s value could fall, potentially lowering the Portfolio’s share price. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Cybersecurity Risk. The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its net

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asset value (“NAV”); violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Derivatives and Hedging Risk. Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; writing or purchasing over-the-counter options on securities (including options on interests in ETFs and exchange-traded notes, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, security or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions also are subject to operational risk (including from documentation issues, settlement

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issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include the lack of, or limitations on, regulatory oversight by US or even local authorities; limited corporate governance standards; limited investor protections and less protection of property rights, including the limited availability of legal recourse; risk of loss resulting from problems in share registration, settlement or custody; uncertain political and economic policies; the imposition by a country of sanctions, foreign investment limitations and/or capital controls (including repatriation restrictions); nationalization of businesses; and the imposition of sanctions by other countries, such as the US. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information for the Investment Manager to evaluate and monitor local companies and impact the Portfolio’s performance. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of investments made by the ETFs, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions. If Rule 12d1-4 or another exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. When interest rates fall, the Portfolio’s investments in new securities may be at lower yields and may reduce the Portfolio’s income. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Interest rate policies of governments and central banks, including the Federal Reserve System, the central bank of the United States (the “Federal Reserve”), may adversely affect the value, volatility and liquidity of interest paying securities in particular. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their

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central banks, the Portfolio may be subject to a greater risk of principal decline from rising interest rates. Changing interest rates, including the current interest rate environment, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance. Conversely, a wide variety of factors can cause interest rates or yields of US Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Currently, the Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Other market developments can adversely affect fixed-income securities markets. For example, in the US, regulations and business practices have led some financial institutions to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of the Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

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Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

Growth Investing Risk. Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These stocks may respond differently to market and other developments than other types of stocks.

High Portfolio Turnover Risk. The Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs, which will reduce returns to shareholders.

IPO Shares Risk. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

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Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Policies of governments and central banks, such as the Federal Reserve, may impact not only markets in a specific country but also financial markets worldwide. Policy and legislative changes worldwide are affecting many aspects of financial regulation. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events or developments, could lead to price volatility and overall declines in the US and global investment markets.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. Additionally, certain non-US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio’s foreign holdings or exposures.

There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the withdrawal of the United Kingdom from the European Union (known as “Brexit”). Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth.

Quantitative Model Risk. The success of a Portfolio’s investment strategy may depend largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Repurchase Agreements Risk. The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the US Government) at a mutually agreed upon time and price. This insulates the

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Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Sovereign Debt Risk. Investments in non-US sovereign debt obligations create exposure to the direct or indirect consequences of political, social or economic conditions and events in the countries that issue the obligations and involve special risks not present in investments in US government debt or debt of corporate issuers. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of US government debt or debt of corporate issuers and there may be limited secondary market liquidity. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers, and certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness. Certain emerging markets countries have declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debt obligor’s ability or willingness to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the size of the debt service burden to its economy as a whole, the political constraints to which the debtor may be subject and other political or diplomatic considerations. Certain issuers of sovereign debt may be dependent on disbursements from governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon the debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the debtor, which may impair the debtor’s ability or willingness to service its debts on a timely basis.

Structured Products Risk. Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed income securities and derivatives transactions (described above).

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These stocks may respond differently to market and other developments than other types of stocks.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described in the strategy section, there can be no guarantee

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that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary and non-discretionary accounts with assets totaling approximately $226.3 billion as of December 31, 2024. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Investment Manager waived a portion of its management fee, resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of .63%.

A discussion regarding the basis for the approval of the management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2024.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 (and until May 1, 2035 for Investor Shares), to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .90% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio. The addition of expenses excluded from the expense limitation agreement, particularly Acquired Fund Fees and Expenses, will cause Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed, for each Class, the maximum amounts agreed to by the Investment Manager.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons on the Portfolio’s management team are as follows (along with the date they joined the Portfolio’s management team):

Stephen Marra (since May 2013), David Alcaly (since January 2024) and Kim Tilley (since May 2020)

Biographical Information of Portfolio Management Team

Stephen Marra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team, specializing in asset allocation and strategy research. Prior to joining the Investment Solutions team, Mr. Marra worked in Settlements, Fixed Income Risk and Quantitative Technology. He began working in the investment field in 1999 upon joining the Investment Manager.

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David Alcaly, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's Investment Solutions team, specializing in macroeconomic research and asset allocation. Mr. Alcaly joined the Investment Manager in 2014, when he began working in the investment field. Previously, he worked in a variety of industries, most recently as a Regional Director at the Clinton Foundation providing commercial and financial analysis to governments and companies on renewable energy projects. Mr. Alcaly is a Chartered Financial Analyst (“CFA”) Charterholder.

Kim Tilley, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team. Prior to joining the Investment Manager in 2002, Ms. Tilley worked on the Institutional Equity Sales Desk at Wachovia Securities, Inc.

Additional information about the compensation and other accounts managed by members of the portfolio management team, as well as each team member’s ownership of shares of the Portfolio is contained in the Fund’s SAI.

Administrator and Custodian

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator and acts as custodian of the Portfolio’s investments.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) acts as the Fund’s transfer agent and dividend disbursing agent.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of

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ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The NAV per share for each Class of the Portfolio is determined each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to

22

Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Redemption proceeds normally will be wired to the Participating Insurance Company within one business day after the request is received in proper form. Payment of redemption proceeds may take longer and may take up to seven days after the order is received in proper form, particularly for very large redemptions or during periods of stressed market conditions or high redemption volume.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency is deemed to exist.

Under normal circumstances, the Portfolio expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash). The Portfolio may make an in-kind redemption under the following circumstances: (1) (i) the Investment Manager determines that an in-kind redemption is more advantageous to the Portfolio (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities; or the redeeming shareholder has requested an in-kind redemption, (ii) the Investment Manager determines that an in-kind redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the Portfolio, and (iii) the Investment Manager determines that an in-kind redemption is in the best interests of the Portfolio; (2) to manage liquidity risk; (3) in stressed market conditions; or (4) subject to the approval of the Board of the Fund, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, in other circumstances identified by the Investment Manager. Any securities distributed in-kind will remain exposed to market risk until sold, and transaction costs may be incurred when selling the securities.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this

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information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

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Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table presented is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$11.98		$11.44		$14.72	$13.53	$13.65

Income (loss) from investment operations:
Net investment income (loss)(a)	0.21	*	0.22	*	0.19	0.12	0.10
Net realized and unrealized gain (loss)	0.82		0.97		(2.72)	1.48	— (b)
Total from investment operations	1.03		1.19		(2.53)	1.60	0.10

Less distribution from:
Net investment income	—		—		(0.01)	(0.41)	(0.08)
Net realized gains	—		(0.65)		(0.74)	—	(0.14)

Total distributions	—		(0.65)		(0.75)	(0.41)	(0.22)
Net asset value, end of period	$13.01		$11.98		$11.44	$14.72	$13.53
Total Return(c)	8.60%	*	10.81%	*	-17.38%	11.94%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218,342		$246,170		$263,766	$343,765	$354,856
Ratios to average net assets:
Net expenses	1.05%		1.05%		1.05%	1.05%	1.05%
Gross expenses	1.21%		1.24%		1.19%	1.20%	1.22%
Net investment income (loss)	1.65%	*	1.88%	*	1.55%	0.82%	0.75%
Portfolio turnover rate	63%		92%		87%	75%	177%

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Selected data for a share of capital
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$12.03		$11.46		$14.75	$13.53	$13.65

Income (loss) from investment operations:
Net investment income (loss)(a)	0.23	*	0.24	*	0.21	0.14	0.12
Net realized and unrealized gain (loss)	0.81		0.98		(2.73)	1.49	—	(b)
Total from investment operations	1.04		1.22		(2.52)	1.63	0.12
Less distribution from:
Net investment income	—		—		(0.03)	(0.41)	(0.10)
Net realized gains	—		(0.65)		(0.74)	—	(0.14)

Total distributions	—		(0.65)		(0.77)	(0.41)	(0.24)
Net asset value, end of period	$13.07		$12.03		$11.46	$14.75	$13.53
Total Return(c)	8.65%	*	11.06%	*	-17.28%	12.16%	0.96%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$901		$810		$567	$543	$199
Ratios to average net assets:
Net expenses	0.90%		0.90%		0.90%	0.90%	0.90%
Gross expenses	1.52%		1.81%		1.88%	2.21%	4.14%
Net investment income (loss)	1.80%	*	2.03%	*	1.73%	0.95%	0.93%
Portfolio turnover rate	63%		92%		87%	75%	177%

*

There was no impact and less than $0.01 impact on the net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively. There was less than 0.005% and 0.01% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.lazardassetmanagement.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.lazardassetmanagement.com

You also can get a free copy of the Reports and the SAI from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: (617) 483-7000

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • 800-823-6300 • www.lazardassetmanagement.com